Note 22 - Discontinued Operation (Details Textual) - Disposal groups classified as held for sale [member] $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
Statement Line Items [Line Items]
Consideration paid (received)	$ (6,750)	$ (9,797)
Portion of consideration paid (received) consisting of cash and cash equivalents	(3,400)	(5,000)
Working capital adjustments on consideration paid (received)	(800)	$ (1,200)
Contingent consideration asset, fair value	$ 4,500
Contingent consideration, fair value, multiple to year one forecast EBITDA	4.5
Discontinued operation, forecast EBITDA amount	$ 2,700
Contingent consideration, fair value, discount on EBITDA	10.00%	10.00%
Advisory fees	$ 300
Net assets sold	6,700	$ 9,747
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 30	$ 50